CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - CAD ($)	Total	Capital stock [Member]	Warrant reserve [Member]	Share-based payment reserve [Member]	Accumulated other comprehensive income [Member]	Accumulated deficit [Member]
Beginning Balance at Dec. 31, 2015	$ 104,560,387	$ 104,895,131	$ 4,685,609	$ 3,031,646	$ 2,092,242	$ (10,144,241)
Beginning Balance (shares) at Dec. 31, 2015	293,289,909
Statement [Line Items]
Impact of adopting IFRS 9					(1,071,944)	1,071,944
Shares issued from private placement	$ 26,842,807	21,667,853	5,174,954
Shares issued from private placement (shares)	33,750,000
Shares issued on settlement of debt	$ 1,921,927	1,921,927
Shares issued on settlement of debt (shares)	2,117,509
Shares issued on acquisitions	$ 121,460,961	121,460,961
Shares issued on acquisitions (shares)	187,432,003
Options issued on acquisitions	$ 3,456,449			3,456,449
Warrants issued on acquisitions	8,786,950		8,786,950
Exercise of options	$ 3,548,307	6,609,428		(3,061,121)
Exercise of options (shares)	10,923,681
Exercise of warrants	$ 3,033,655	6,320,904	(3,287,249)
Exercise of warrants (shares)	11,926,634
Share-based payments	$ 5,154,642			5,154,642
Loss for the year	(11,154,923)					(11,154,923)
Other comprehensive loss	(1,383,570)				(1,383,570)
Ending Balance at Dec. 31, 2016	266,227,592	262,876,204	15,360,264	8,581,616	708,672	(21,299,164)
Ending Balance (Restated [Member]) at Dec. 31, 2016	$ 266,227,592	262,876,204	15,360,264	8,581,616	(363,272)	(20,227,220)
Ending Balance (shares) at Dec. 31, 2016	539,439,736
Ending Balance (shares) (Restated [Member]) at Dec. 31, 2016	539,439,736
Statement [Line Items]
Shares issued on acquisition of mineral properties	$ 2,613,000	2,613,000
Shares issued on acquisition of mineral properties (shares)	3,000,000
Shares issued on settlement of debt	$ 3,102,000	3,102,000
Shares issued on settlement of debt (shares)	4,700,000
Exercise of options	$ 1,780,929	3,314,898		(1,533,969)
Exercise of options (shares)	4,162,617
Exercise of warrants	$ 241,119	594,708	(353,589)
Exercise of warrants (shares)	1,245,263
Share-based payments	$ 5,551,949			5,551,949
Loss for the year	(11,184,268)					(11,184,268)
Other comprehensive loss	(3,679,141)				(3,679,141)
Ending Balance at Dec. 31, 2017	$ 264,653,180	$ 272,500,810	$ 15,006,675	$ 12,599,596	$ (4,042,413)	$ (31,411,488)
Ending Balance (shares) at Dec. 31, 2017	552,547,616